Schedule of investments
Delaware Growth Equity Fund
June 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ — 98.54%
Communication Services — 6.04%
Alphabet Class A †	6,620	$ 14,426,701
Omnicom Group	112,150	7,133,862
		21,560,563
Consumer Discretionary — 12.01%
Amazon.com †	70,880	7,528,165
AutoZone †	6,340	13,625,421
Booking Holdings †	4,000	6,995,960
Lowe's	49,540	8,653,152
SeaWorld Entertainment †	137,470	6,073,424
		42,876,122
Consumer Staples — 5.28%
Albertsons Class A	270,000	7,214,400
Costco Wholesale	24,300	11,646,504
		18,860,904
Energy — 2.75%
Exxon Mobil	78,000	6,679,920
Marathon Petroleum	38,000	3,123,980
		9,803,900
Financials — 11.99%
American Express	63,930	8,861,977
Ameriprise Financial	40,260	9,568,997
Capital One Financial	68,970	7,185,984
JPMorgan Chase & Co.	57,830	6,512,236
W R Berkley	156,030	10,650,608
		42,779,802
Healthcare — 17.11%
Envista Holdings †	232,640	8,965,945
HCA Healthcare	42,880	7,206,413
IQVIA Holdings †	40,140	8,709,979
Merck & Co.	73,110	6,665,439
Pfizer	227,600	11,933,068
Thermo Fisher Scientific	15,330	8,328,482
West Pharmaceutical Services	30,690	9,279,735
		61,089,061
Industrials — 9.64%
EMCOR Group	76,640	7,890,854
Parker-Hannifin	40,680	10,009,314
United Parcel Service Class B	49,840	9,097,794
United Rentals †	30,550	7,420,901
		34,418,863
Information Technology — 31.69%
Adobe †	24,620	9,012,397
Apple	143,948	19,680,571
Arrow Electronics †	79,670	8,930,210
Cadence Design Systems †	87,520	13,130,626
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Fortinet †	181,850	$ 10,289,073
Juniper Networks	278,500	7,937,250
KLA	31,180	9,948,914
Microsoft	70,480	18,101,379
NVIDIA	52,170	7,908,450
Zebra Technologies Class A †	27,817	8,176,807
		113,115,677
Materials — 2.03%
Westlake	73,870	7,240,737
		7,240,737
Total Common Stocks♦ (cost $287,187,544)		351,745,629

Short-Term Investments — 0.16%
Money Market Mutual Funds — 0.16%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 1.32%)	141,366	141,366
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 1.21%)	141,367	141,367
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 1.39%)	141,367	141,367
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 1.34%)	141,367	141,367
Total Short-Term Investments (cost $565,467)		565,467

Total Value of Securities—98.70% (cost $287,753,011)		352,311,096
Receivables and Other Assets Net of Liabilities—1.30%		4,651,624
Net Assets Applicable to 35,344,109 Shares Outstanding—100.00%		$356,962,720
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs
NQ-QGV [6/22] 8/22 (2351929)    1